Business Development - Additional Information (Detail) - BRL (R$) R$ in Millions				12 Months Ended
	Nov. 29, 2019	Nov. 28, 2019	May 11, 2017	Dec. 31, 2022	Dec. 31, 2019	Dec. 27, 2019	Oct. 12, 2018	Sep. 04, 2018
Disclosure of business development [Line Items]
Total provision for acquision			R$ 6,650.0
Itau CorpBanca [Member]
Disclosure of business development [Line Items]
Additional interest on equity percentage							2.08%
Amount of capital							R$ 362.9
Ownership percentage held							38.14%
XP Holding [Member]
Disclosure of business development [Line Items]
Acquisition interest on capital			49.90%
Percentage of common stock			30.10%
Capital contribution			R$ 600.0
Amount of share purchase			R$ 5,700.0
Percentage ownership	46.05%	49.90%
Gain on losing control on ownership					R$ 1,991.0
XP Holding [Member] | Future forecast [member] | 2022 [Member]
Disclosure of business development [Line Items]
Ownership percentage held				62.40%
Percentage of common stock				40.00%
Pravaler S.A [Member]
Disclosure of business development [Line Items]
Ownership percentage held						43.07%
Consideration paid						R$ 330.9
Pravaler S.A [Member] | Ordinary shares [member]
Disclosure of business development [Line Items]
Ownership percentage held						28.65%
Pravaler S.A [Member] | Preference shares [member]
Disclosure of business development [Line Items]
Ownership percentage held						75.71%
Edenred [Member]
Disclosure of business development [Line Items]
Additional interest on equity percentage								11.00%